Leases - Subleases (Details) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases
Fixed sublease income	¥ 217,083	¥ 260,194	¥ 478,225	¥ 580,074
Variable sublease income	7,961	5,674	14,146	27,606
Total	225,044	¥ 265,868	492,371	¥ 607,680
Year ending December 31:
2021 (remainder)	178,798		376,993
2022	313,207		276,765
2023	198,400		152,356
2024	82,997		66,450
2025	43,103		33,728
2026 and thereafter	28,198		20,488
Total	¥ 844,703		¥ 926,780